Basis of Presentation and Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Description of Business [Abstract]
Schedule of property, plant and equipment
Asset Category	Useful Life
Equipment	5 years
Finance leases	Shorter of the lease term or the useful lives of the assets
Vehicles	5 years
Leasehold improvements	Shorter of the lease term or the useful lives of the assets
Furniture and fixtures	5 years
Computers, internally developed software and related equipment	3 years

Schedule of reconciliation of the change in the product liability balances
	March 31, 2023	March 31, 2022
Warranty liability, beginning of period	$1,099	$177
Reduction in liability (payments)	(216)	—
Increase in liability	272	298
Warranty liability, end of period	$1,155	$475

	December 31, 2022	December 31, 2021
Warranty liability, beginning of period	$177	$–
Reduction in liability (payments)	(220)	–
Increase in liability	1,142	177
Warranty liability, end of period	$1,099	$177